Common Stock Warrants	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 14 - Common Stock Warrants

Common Stock Warrants Granted (2017)

On December 22, 2017, the Company granted warrants to the following officers and directors, which will allow them to purchase shares of our common stock in the amounts indicated: William Hartman (8,500,000 shares); Mitchell Felder (8,500,000 shares), Heidi Carl (6,000,000 shares), John Borza (7,250,000 shares), Jay Rosen (1,000,000 shares), Patricio Reyes (4,000,000 shares) and John Pauly (2,000,000 shares). The exercise price of the foregoing warrants is five cents ($0.005) per share. The warrants are exercisable over seven (7) years. The total fair value of the 37,250,000 common stock warrants using the Black-Scholes option-pricing model is $102,364, or $0.00275 per share, based on a volatility rate of 195%, a risk-free interest rate of 2.01% and an expected term of 3.5 years, and was expensed upon issuance.

On December 22, 2017, we also issued warrants to purchase a total of three million five hundred thousand (3,500,000) shares of our common stock amongst three members of our Scientific Advisory Board. The exercise price of the foregoing warrants is five cents ($0.005) per share. The warrants are exercisable over seven (7) years. The total fair value of the 3,500,000 common stock warrants using the Black-Scholes option-pricing model is $9,617, or $0.00275 per share, based on a volatility rate of 195%, a risk-free interest rate of 2.01% and an expected term of 3.5 years, and was expensed upon issuance.

A total of $111,981 and $39,769 of warrants were amortized and expensed to professional fees as stock-based compensation during the years ended December 31, 2017 and 2016, respectively, including $102,364 and $25,030 during the years ended December 31, 2017 and 2016, respectively, related to warrants issued to related parties.

Common Stock Warrants Cancelled (2016)

A total of 351,455 warrants exercisable at the lesser of (i) $0.18, and (ii) 70% of the Market Price, which is the average of the three (3) lowest VWAPs, not less than a fixed floor of $0.0001, during the twenty (20) trading day period ending on the last complete trading day prior to the date the conversion notice is delivered, or 65% if that price is less than $0.10 per share was cancelled during the year ended December 31, 2016 pursuant to the settlement reached with Typenex.

Common Stock Warrants Expired (2016)

A total of 300,000 warrants exercisable at $0.96 per share expired during year ended December 31, 2016.

Exercise of Common Stock Warrants (2016)

On February 10, 2016, the Company issued 2,248,846 shares of common stock pursuant to the cashless exercise of 2,250,000 warrants by the Company’s securities attorney at $0.00001 per share.

Exercise of Common Stock Warrants, Related Party (2017)

On November 22, 2017, the Company issued 7,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s CEO at $0.00001 per share for total proceeds of $70.

Exercise of Common Stock Warrants, Related Party (2016)

On December 23, 2016, the Company issued 6,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s CEO at $0.00001 per share for total proceeds of $60.

On December 23, 2016, the Company issued 6,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s Chairman of the Board at $0.00001 per share for total proceeds of $60.

On October 19, 2016, the Company issued 4,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s CEO at $0.00001 per share for total proceeds of $40.

On October 19, 2016, the Company issued 4,000,000 shares of common stock pursuant to the exercise of warrants by the Company’s Chairman of the Board at $0.00001 per share for total proceeds of $40.

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2017.

	Shares Underlying Warrants Outstanding			Shares Underlying Warrants Exercisable
Range of Exercise	Shares Underlying Warrants	Weighted Average Remaining Contractual	Weighted Average Exercise	Shares Underlying Warrants	Weighted Average Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.00001 – $1.45	64,440,000	6.01 years	$0.1194	64,440,000	$0.1194

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2017	2016

Average risk-free interest rates	1.75%	N/A
Average expected life (in years)	9.22	N/A

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s common stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock warrants. During the years ended December 31, 2017 and 2016 there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock was approximately $0.00275 per warrant granted during the year ended December 31, 2017.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2015	53,591,455	$0.1463
Warrants cancelled	(351,455)	(0.18)
Warrants expired	(300,000)	(0.96)
Warrants exercised	(22,250,000)	(0.00001)
Balance, December 31, 2016	30,690,000	$0.24407
Warrants granted	40,750,000	0.005
Warrants exercised	(7,000,000)	(0.00001)
Balance, December 31, 2017	64,440,000	$0.1194

Exercisable, December 31, 2017	64,440,000	$0.1194